VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.3%
Australia : 3.0%
Glencore PLC (GBP) 2,870,100 $ 13,218,603
Rio Tinto PLC (ADR) 41,400 2,732,814
15,951,417
Belgium : 0.8%
Titan America SA (USD) 283,800 4,239,972
Underline
Brazil : 1.8%
Suzano SA * 988,900 9,271,663
Underline
Canada : 25.3%
Agnico Eagle Mines Ltd.
(USD) 103,406 17,430,115
Alamos Gold, Inc. (USD) 301,800 10,520,748
ARC Resources Ltd. 116,600 2,126,398
Barrick Mining Corp. (USD) 475,345 15,577,056
Cameco Corp. (USD) 63,800 5,350,268
Capstone Copper Corp. * 814,000 6,913,473
Cenovus Energy, Inc. (USD) † 134,600 2,286,854
Franco-Nevada Corp. (USD) 58,000 12,928,780
Kinross Gold Corp. (USD) 721,300 17,924,305
NGEx Minerals Ltd. * † 22,357 416,874
Nutrien Ltd. (USD) 246,271 14,458,570
Pan American Silver Corp.
(USD) 229,500 8,888,535
Suncor Energy, Inc. 196,000 8,202,228
Teck Resources Ltd. (USD) † 130,500 5,727,645
West Fraser Timber Co.
Ltd. † 81,700 5,554,097
134,305,946
China : 1.1%
PetroChina Co. Ltd. (HKD) 6,485,000 5,879,074
Underline
France : 3.9%
Nexans SA 45,730 6,809,822
TotalEnergies SE 230,900 14,063,799
20,873,621
Jersey, Channel Islands : 1.3%
Yellow Cake PLC 144A * † 917,600 7,085,779
Underline
Liechtenstein : 0.4%
Antofagasta PLC (GBP) 57,500 2,138,420
Underline
Luxembourg : 1.5%
ArcelorMittal SA (USD) † 220,400 7,967,460
Underline
Netherlands : 3.0%
JBS NV (USD) * 1,069,950 15,974,354
Underline
South Africa : 6.8%
Anglo American PLC (GBP) 351,010 13,235,639
Gold Fields Ltd. (ADR) 278,400 11,681,664
Northam Platinum Holdings
Ltd. 296,890 4,816,888
Valterra Platinum Ltd.
(GBP) † 88,802 6,329,778
36,063,969
Spain : 0.0%
Soltec Power Holdings SA *
†∞ 84,100 15,798
Underline
Number
of Shares Value
United Kingdom : 4.4%
Shell PLC (ADR) 328,300 $ 23,483,299
Underline
United States : 44.6%
Alcoa Corp. 193,400 6,360,926
Antero Resources Corp. * 61,400 2,060,584
Archer-Daniels-Midland Co. 78,600 4,695,564
Baker Hughes Co. 52,900 2,577,288
Ball Corp. 86,800 4,376,456
Chevron Corp. 72,700 11,289,583
Commercial Metals Co. 47,300 2,709,344
ConocoPhillips 36,741 3,475,331
Corteva, Inc. 94,966 6,422,551
Diamondback Energy, Inc. 16,811 2,405,654
Energy Fuels, Inc. * † 100,500 1,542,675
EQT Corp. 197,000 10,722,710
Expand Energy Corp. 95,600 10,156,544
Exxon Mobil Corp. 191,880 21,634,470
Flowco Holdings, Inc. 27,970 415,355
FMC Corp. 282,800 9,510,564
Freeport-McMoRan, Inc. 377,955 14,823,395
Graphic Packaging Holding
Co. † 168,500 3,297,545
Hormel Foods Corp. 146,200 3,616,988
Ivanhoe Electric, Inc. * † 283,200 3,554,160
Kirby Corp. * 70,900 5,916,605
Marathon Petroleum Corp. 29,500 5,685,830
MasTec, Inc. * 17,000 3,617,770
Mosaic Co. 276,600 9,592,488
Newmont Corp. 191,555 16,150,002
Ormat Technologies, Inc. 126,840 12,208,350
Permian Resources Corp. 180,074 2,304,947
Phillips 66 80,900 11,004,018
Solaris Energy Infrastructure,
Inc. 209,400 8,369,718
Steel Dynamics, Inc. 17,200 2,398,196
Tyson Foods, Inc. 201,900 10,963,170
Uranium Energy Corp. * † 100,700 1,343,338
Valero Energy Corp. 72,900 12,411,954
WaterBridge Infrastructure
LLC * 75,800 1,911,676
Weyerhaeuser Co. 309,800 7,679,942
237,205,691
Zambia : 1.4%
First Quantum Minerals Ltd.
(CAD) * 333,700 7,548,233
Underline
Total Common Stocks
(Cost: $373,044,815) 528,004,696
MONEY MARKET FUND : 0.9%
Invesco Treasury Portfolio -
Institutional Class 4.17%(a) 4,652,616 4,652,616
Underline
Total Investments Before Collateral for
Securities Loaned: 100.2%
(Cost: $377,697,431) 532,657,312

VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $264,811)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 264,811 $ 264,811
Total Investments: 100.2%
(Cost: $377,962,242) 532,922,123
Liabilities in excess of other assets: (0.2)% (892,166)
NET ASSETS: 100.0% $ 532,029,957
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $31,994,743.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $7,085,779, or 1.3% of net assets.